EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$4,407
	TOTAL COMMON STOCKS
	(Cost $1,559,792)	4,407

Principal Amount[1]
	FIXED INCOME SECURITIES — 89.1%
	ARGENTINA — 0.2%
19,200,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	157,846
	AUSTRALIA — 2.9%
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[2]	1,021,181
2,250,000	Queensland Treasury Corp. 1.750%, 7/20/2034[2]	1,197,744
		2,218,925
	BRAZIL — 1.5%
6,000,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,141,845
	CHILE — 4.1%
2,520,000,000	Bonos de la Tesoreria de la Republica en pesos 6.000%, 4/1/2033[2]	3,078,003
	COLOMBIA — 4.0%
11,300,000,000	Colombia Government International Bond 9.850%, 6/28/2027	2,986,040
	DENMARK — 1.6%
1,000,000	Force Bidco A/S 9.531% (3-Month Euribor + 750 basis points), 4/10/2029[3,4]	1,192,147
	DOMINICAN REPUBLIC — 0.8%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	592,292
	FRANCE — 1.9%
1,200,000	TotalEnergies S.E. 3.369% [3,5,6]	1,426,623

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	LUXEMBOURG — 4.1%
285,000,000	European Investment Bank 6.950%, 3/1/2029[2]	$3,100,890
	MALAYSIA — 4.7%
	Malaysia Government Bond
10,000,000	2.632%, 4/15/2031	2,450,530
4,250,000	3.476%, 7/2/2035	1,075,619
		3,526,149
	MALTA — 3.7%
700,000	Airx Group Holdings Ltd. 13.000%, 9/12/2028[2,3]	840,101
9,000,000	Gentoo Media PLC 9.100% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,4]	1,023,014
800,000	Samara Asset Group PLC 9.523% (3-Month Euribor + 750 basis points), 11/5/2029[2,3,4]	922,246
		2,785,361
	MEXICO — 6.0%
17,850,000	America Movil S.A.B. de C.V. 9.500%, 1/27/2031[3]	1,048,524
	Mexican Bonos
19,000,000	7.750%, 5/29/2031	1,062,105
45,000,000	7.750%, 11/23/2034	2,432,441
		4,543,070
	NETHERLANDS — 2.0%
1,300,000	Volkswagen International Finance N.V. 3.875% [3,5,6]	1,533,627
	NORWAY — 6.6%
5,000,000	Aker A.S.A. 6.275%, 9/27/2027	529,835
8,750,000	Ax INV1 Holding A.S. 7.980% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 375 basis points), 2/14/2030[3,4]	913,682
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	490,007
6,250,000	Duett Software Group A.S. 9.640% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 550 basis points), 7/14/2028[2,3,4]	664,484

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
10,300,000	Hawk Infinity Software A.S. 10.570% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,4]	$1,074,866
6,000,000	Lime Petroleum A.S. 13.380% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3,4]	578,645
	Lime Petroleum Holding A.S.
295,577	0.000%,	30,692
210,246	0.000%,	21,831
8,000,000	14.130% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 1,000 basis points), 10/10/2028[2,3,4]	701,937
		5,005,979
	PERU — 2.2%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,685,865
	PHILIPPINES — 8.0%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,433,629
7,000,000	8.000%, 8/12/2031	1,128,409
7,000,000,000	0.000%, 1/26/2035	664,783
165,000,000	Philippine Government International Bond 6.250%, 1/14/2036	2,783,799
		6,010,620
	POLAND — 3.7%
10,000,000	Republic of Poland Government Bond 5.000%, 10/25/2035	2,803,231
	SINGAPORE — 4.9%
1,000,000	Housing & Development Board 2.320%, 1/24/2028	795,448
	Singapore Government Bond
2,000,000	2.125%, 6/1/2026	1,576,134
1,500,000	3.375%, 9/1/2033	1,298,011
		3,669,593
	SOUTH KOREA — 2.3%
100,000,000	Export-Import Bank of Korea 3.700%, 3/23/2026	1,693,685

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	THAILAND — 2.2%
47,000,000	Thailand Government Bond 3.390%, 6/17/2037	$1,678,821
	TURKEY — 2.8%
1,700,000	Turkiye Government International Bond 5.200%, 8/17/2031	2,092,110
	UNITED KINGDOM — 6.7%
1,000,000	BP Capital Markets PLC 3.250% [3,5,6]	1,185,844
	European Bank for Reconstruction & Development
10,000,000,000	5.125%, 5/1/2027	596,847
190,000,000	6.300%, 10/26/2027	2,048,251
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[3,6]	1,217,356
		5,048,298
	UNITED STATES — 12.2%
41,500,000,000	Inter-American Development Bank 5.100%, 11/17/2026	2,469,726
	International Bank for Reconstruction & Development
10,000,000,000	6.000%, 7/17/2026	597,546
2,000,000	9.750%, 1/21/2027	374,647
18,500,000,000	6.500%, 12/8/2027	1,123,645
24,000,000,000	5.350%, 2/9/2029	1,422,699
	International Finance Corp.
16,000,000	0.000%, 5/20/2030	1,898,305
70,000,000	0.000%, 2/22/2038	1,340,290
		9,226,858
	TOTAL FIXED INCOME SECURITIES
	(Cost $66,518,667)	67,197,878

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.7%
6,561,866	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.506% [7]	$6,561,866
	Total Short-Term Investments
	(Cost $6,561,866)	6,561,866
	TOTAL INVESTMENTS — 97.8%
	(Cost $74,640,325)	73,764,151
	Other Assets in Excess of Liabilities — 2.2%	1,627,802
	TOTAL NET ASSETS — 100.0%	$75,391,953

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,105,231, which represents 16.06% of Net Assets.
[3]Callable.
[4]Floating rate security.
[5]Perpetual security. Maturity date is not applicable.
[6]Variable rate security.
[7]The rate is the annualized seven-day yield at period end.